Other administrative expenses	12 Months Ended
Dec. 31, 2018
Other administrative expenses
Other administrative expenses

Note 6. Other administrative expenses

Skr mn	2018	2017	2016
Travel expenses and marketing	-7	-8	-10
IT and information system (fees incl.)	-151	-144	-141
Other fees	-34	-38	-47
Premises(1)	-33	-32	-28
Other	-6	-10	-10
Total other administrative expenses	-231	-232	-236
(1)	SEK is a partner in rental agreements of office space in Stockholm and Gothenburg.

Cost of operating leases

Skr mn	2018	2017	2016
Leases	-32	-31	-27

The primary cost relates to SEK’s office premises.

Future minimum rentals payable under non-cancellable operating leases are as follows

	December 31,	December 31,	December 31,
Skr mn	2018	2017	2016
Within 1 year	-32	-32	-31
Between 1 and 5 years	-60	-88	-120
More than 5 years	—	—	—
Total future minimum rentals payable under non-cancellable operating leases	-92	-120	-151

Remuneration to auditors

Skr mn	2018	2017	2016
Öhrlings PricewaterhouseCoopers AB:
Audit fees(1)	-8	-8	-10
Audit related fees(2)	0	0	0
Tax related fees(3)	—	0	0
Other fees(4)	-2	-1	-1
Total	-10	-9	-11
(1)	Fees related to audit of annual financial statements and reviews of interim financial statements.
(2)	Fees charged for assurance and related services that are related to the performance of audit or review of the financial statements and are not reported under Audit fees.
(3)	Fees for professional services rendered by the principal independent auditors for tax compliance and tax advice.
(4)	Fees for products and services rendered by the principal independent auditors, other than the services reported in Audit fees through Tax related fees above.

In the financial statements remuneration to auditors is mainly included in Other administrative expenses.